Note 9 - Staff Numbers and Costs	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
9.	Staff numbers and costs

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2022	2021	2020
Sales and Business Development	13	13	11
Central Services and Management	29	35	27
Production	212	164	171
Total	254	212	209

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Salaries, wages and incentives	15,237	14,550	13,565
Social security costs	730	795	803
Pension contributions	844	850	792
Short-term compensated absences	1,277	1,200	1,296
Total	18,088	17,395	16,456

Directors’ emoluments for the year ended June 30, 2022 were $376,584 (year ended June 30, 2021: $675,806; year ended June 30, 2020: $536,979) of which the highest paid director received $91,029 (year ended June 30, 2021: $92,119; year ended June 30, 2020: $205,673). Director emoluments include employer social security costs.

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Salaries, wages and incentives	1,578	1,949	1,009
Social security costs	151	101	79
Pension contributions	114	64	36
Equity incentives	392	244	111
Short-term compensated absences	-	2	-
Total	2,235	2,361	1,235

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended June 30, 2022 was 10 (year ended June 30, 2021: 10; year ended June 30, 2020: 7).